Borrowings and debentures (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 BRL (R$)
Notes and other explanatory information [abstract]
Export prepayment	R$ 550	$ 100
Advanced payment			R$ 606